Cover Page Cover Page	Nov. 03, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2022
Entity Registrant Name	CHIMERA INVESTMENT CORP
Entity Incorporation, State or Country Code	MD
Entity File Number	1-33796
Entity Tax Identification Number	26-0630461
City Area Code	212
Local Phone Number	626-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001409493
Amendment Flag	false
Common Stock, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CIM
Security Exchange Name	NYSE
8.00% Series A Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	8.00% Series A Cumulative Redeemable Preferred Stock
Trading Symbol	CIM PRA
Security Exchange Name	NYSE
8.00% Series B Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	8.00% Series B Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	CIM PRB
Security Exchange Name	NYSE
7.75% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	7.75% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	CIM PRC
Security Exchange Name	NYSE
8.00% Series D Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	8.00% Series D Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	CIM PRD
Security Exchange Name	NYSE